Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Summary of Activity on Borrower Relationships with Aggregate Debt	A summary of activity on these borrower relationships with aggregate debt greater than $120 is as follows:

Total loans at January 1, 2024	$16,486
New loans	884
Repayments	(1,239)
Other changes	—
Total loans at December 31, 2024	$16,131